Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 28, 2022
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund
CIK	dei_EntityCentralIndexKey	0001383496
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 28, 2022
Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2022
Prospectus Date	rr_ProspectusDate	Dec. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A